Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Regulated electricity distribution	$ 763,501	$ 171,676
Regulated gas distribution	378,651	302,447
Regulated water reclamation and distribution	140,082	137,437
Non-regulated energy sales	217,542	183,338
Other revenue	24,007	28,106
Total revenue	1,523,783	823,004
Expenses
Operating expenses	461,111	251,152
Regulated electricity purchased	222,443	89,998
Regulated gas purchased	141,689	105,006
Regulated water purchased	9,503	9,241
Non-regulated energy purchased	19,590	15,988
Administrative expenses	49,640	35,118
Depreciation and amortization	251,314	141,016
Loss (gain) on foreign exchange	323	(438)
Costs and Expenses, Total	1,155,613	647,081
Operating income	368,170	175,923
Interest expense on long-term debt and others	142,439	55,665
Interest expense on convertible debentures and amortization of acquisition financing (notes 9(b) and 14)	13,383	43,915
Interest, dividend, equity and other income	(9,238)	(7,964)
Other losses (gains) (note 23(a))	664	(9,126)
Acquisition-related costs	47,708	8,993
Gain on derivative financial instruments (note 25(b)(iv))	(1,918)	(11,889)
Nonoperating Income (Expense)	193,038	79,594
Earnings (loss) before income taxes	175,132	96,329
Income tax expense (note 20)
Current	7,517	6,363
Deferred	65,910	21,380
Income tax expense	73,427	27,743
Net earnings	101,705	68,586
Net effect of non-controlling interests (note 19)	47,770	29,284
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	149,475	97,870
Series A and D Preferred shares dividend (note 17)	8,020	7,933
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	$ 141,455	$ 89,937
Basic net earnings per share (USD per share)	$ 0.37	$ 0.33
Diluted net earnings per share (USD per share)	$ 0.37	$ 0.33